Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of estimated useful lives of property plant and equipment
Depreciation is recognized so as to write off the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Leasehold improvements	Shorter of the useful lives or the lease terms (ranging from 2 to 6 years)
Furniture and fittings	5
Office equipment and software	3 to 5

Summary of estimated useful lives of intangible assets
Amortization is recognized so as to write off the cost of intangible assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Customer relationships	10 years